Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Property, Plant and Equipment

	Land and buildings	Plant and equipment	Other mineral assets	Assets under construction	Exploration and evaluation	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value – 30 June 2020
At the beginning of the financial year	7,885	38,174	9,211	11,149	1,622	68,041
Impact of adopting IFRS 16 (1)	754	1,400	–	–	–	2,154
Additions (2)	115	1,719	684	6,100	218	8,836
Remeasurements of index-linked freight contracts (3)	–	733	–	–	–	733
Depreciation for the year	(630)	(5,104)	(294)	–	–	(6,028)
Impairments, net of reversals	(17)	(189)	(288)	–	–	(494)
Disposals	(12)	(22)	–	–	(65)	(99)
Transfers and other movements	292	2,718	(661)	(3,475)	345	(781)

At the end of the financial year (4)	8,387	39,429	8,652	13,774	2,120	72,362

– Cost	13,932	97,230	13,736	13,774	2,899	141,571
– Accumulated depreciation and impairments	(5,545)	(57,801)	(5,084)	–	(779)	(69,209)

Net book value – 30 June 2019
At the beginning of the financial year	8,152	40,885	8,974	7,554	1,617	67,182
Additions (2)	5	515	1,023	5,799	418	7,760
Depreciation for the year	(585)	(4,885)	(277)	–	–	(5,747)
Impairments, net of reversals	(9)	(234)	–	–	(7)	(250)
Disposals	(2)	(40)	(5)	–	–	(47)
Transferred to assets held for sale	–	–	–	(331)	–	(331)
Exchange variations taken to reserve	–	(1)	–	–	–	(1)
Transfers and other movements	324	1,934	(504)	(1,873)	(406)	(525)

At the end of the financial year (4)	7,885	38,174	9,211	11,149	1,622	68,041

– Cost	12,825	92,090	13,681	11,149	2,404	132,149
– Accumulated depreciation and impairments	(4,940)	(53,916)	(4,470)	–	(782)	(64,108)

(1)	Refer to note 38 ‘New and amended accounting standards and interpretations’.

(2)	Includes change in estimates and net foreign exchange gains/(losses) related to the closure and rehabilitation provisions for operating sites. Refer to note 14 ‘Closure and rehabilitation provisions’.

(3)	Relates to remeasurements of index-linked freight contracts including continuous voyage charters (CVCs). Refer to note 20 ‘Leases’.

(4)
Includes the carrying value of the Group’s
right-of-use
assets relating to land and buildings and plant and equipment of US$3,047 million (2019: US$492 million relating to finance leases). Refer to note 20 ‘Leases’ for the movement of the right-of-use
assets during FY2020.

Summary of Principal Depreciation Methods and Rates Applied to Major Asset Categories	The table below summarises the principal depreciation methods and rates applied to major asset categories by the Group.

Category	Buildings	Plant and equipment	Mineral rights and petroleum interests	Capitalised exploration, evaluation and development expenditure
Typical depreciation methodology	SL	SL	UoP	UoP

Depreciation rate	25-50 years	3-30 years	Based on the rate of depletion of reserves	Based on the rate of depletion of reserves